Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Intangible Assets and Goodwill

Goodwill

The carrying value of goodwill at November 30, 2017 and February 28, 2017 was $436,667 and $0, respectively.

On October 27, 2017, the Company acquired CityInformation, a company that develops and operates mobile apps for cities and towns worldwide. The goodwill associated with this transaction was $436,667.

Intangible assets

The carrying value of intangible assets at November 30, 2017 and February 28, 2017 was $378,583 and $0, respectively.

On October 27, 2017, the Company acquired $385,000 of intangible assets related to its CityInformation acquisition, including $250,000 of App Portfolio developed technology and $135,000 of App Handles developed technology. During fiscal 2018, the Company recorded $6,417 of amortization expense related to intangible assets.

2017 Impairment

We evaluate our goodwill and intangible assets for an impairment on an annual basis each fiscal year end. Based upon our review and analysis, we deemed all of the goodwill and intangible assets acquired in fiscal 2017 as fully impaired as of February 28, 2017. Accordingly, we recognized an impairment expense of $1,725,009 in the fourth quarter of fiscal 2017. This reflects the full amount of goodwill and the unamortized balance of the intangible assets.

Goodwill

The carrying value of goodwill at February 28, 2017 and February 29, 2016 was $0. During the year, the Company made an acquisition which resulted in $1,384,480 of goodwill being recorded.

Intangible assets

The carrying value of intangible assets at February 28, 2017 and February 29, 2016 was $0. During fiscal 2017, the Company acquired $352,552 of intangible assets, including $224,240 of domain name rights, $77,295 of customer base, $30,842 of IP/Technology, $19,475 of trade-name and marks, and $700 of non-compete agreements. During fiscal 2017, the Company recorded $12,023 of amortization expense related to intangible assets.

During fiscal 2017, the Company entered into agreements to purchase domain name rights with five individuals. In exchange for the domain name rights, the Company issued 369,750 common shares and paid $69,500 in cash. The total fair value of the shares was $154,740 based on the respective domain name purchase agreements date and the closing market price on that date.

2017 Impairment

We evaluate our goodwill and intangible assets for an impairment on an annual basis each fiscal year end. Based upon our review and analysis, we deemed all of the goodwill and intangible assets acquired in fiscal 2017 as fully impaired as of February 28, 2017. Accordingly, we recognized an impairment expense of $1,725,009 in fiscal 2017. This reflects the full amount of goodwill and the unamortized balance of the intangible assets.